Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	16 years 8 months 12 days	16 years 8 months 12 days
Operating lease, weighted average discount rate	4.43%	4.43%
Short-term lease cost	¥ 475	$ 75	¥ 427
Lease Term Of Contract	12 months	12 months
Operating lease cost	¥ 3,200	$ 501	¥ 3,000